ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance At Beginning Of Period	$ 436,380		$ 504,000			$ 600,000	$ 578,591
Warrant liability recorded							600,000
Change in fair value of earn-out liability							26,604
Gain on debt extinguishment							(605,195)
Change in fair value of warrant liability	(5,135)	$ (3,524)	(64,096)	$ (72,755)	$ 0	(96,000)	0
Balance At Ending Of Period	$ 431,245		$ 439,904			$ 504,000	$ 600,000